Policyholder liabilities and unallocated surplus - Asia liabilities by geographic area (Details) - Asia insurance operations - Operating segments after elimination of intra-group amounts, before unallocated - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 138,329	$ 115,235
Hong Kong
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	73,338	58,800
Indonesia
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	4,617	4,933
Malaysia
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	8,756	7,725
Singapore
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	32,264	27,427
Taiwan
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	8,178	6,801
Other operations
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 11,176	$ 9,549